ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds payable to Institutional Funding Partners(i)		¥ 415,297	¥ 252,678
Accrued payroll and welfare		327,827	254,852
Tax payable		270,163	114,887
Payable to third-party sellers		90,133	57,637
Accrued marketing expenses		71,849	25,688
Deferred service fees		47,887	92,056
Short-term leasing liabilities		45,764
Deferred interest and financial services income and others		36,816	71,634
Accrued professional fees		31,401	19,057
Security deposits from third-party sellers		14,087	12,206
Liabilities to Pre-IPO Series C-1 preferred shareholders			335,238
Guarantee derivative liabilities at fair value			52,434
Consideration payable for investments			36,414
Other accrued expenses		43,415	38,799
Total accrued expenses and other current liabilities	$ 200,324	¥ 1,394,639	¥ 1,363,580